Fair Value Measurements (Fair Value Balance Sheet Grouping) (Details) - Parent Company [Member] - Fair Value, Inputs, Level 3 [Member] - Fair Value, Measurements, Nonrecurring [Member] - USD ($)
$ in Thousands
	Dec. 31, 2015	Dec. 31, 2014
Liabilities
Obligation under assessment arrangements	$ 35,126	$ 36,749
Other financial instruments	200	300
Carrying Value
Liabilities
Obligation under assessment arrangements	27,660	28,612
Other financial instruments	186	268
Estimated Fair Value
Liabilities
Obligation under assessment arrangements	28,381	29,529
Other financial instruments	$ 186	$ 268